Finance receivables, net (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance as of January 1	¥ 22,486	¥ 0
Charge for the year	196,320	29,052
Write off for the year	(84,637)	(6,566)
Balance as of December 31	¥ 134,169	¥ 22,486